LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND

June 1, 1998

Dear Shareholder:

We are pleased to report that the J.P. Morgan Institutional Service Treasury Money Market Fund outperformed its benchmark, the IBC U.S. Treasury & Repo Money Fund Average, for the six months ended April 30, 1998. The fund returned 2.62% for the period versus a benchmark return of 2.41%. Security selection and active maturity management contributed to the fund's return for the period. These investment decisions have helped the fund to outperform its benchmark (see table on page two).

The fund maintained a stable $1.00 net asset value over the period. The fund's total net assets were approximately $357.5 million while the net assets of the Treasury Money Market Portfolio, in which the fund invests, totaled approximately $559.1 million on April 30, 1998, at the end of the reporting period.

We call your attention to the Portfolio Manager Q&A on page three, in which Skip Johnson, the lead Portfolio manager, discusses some of the events affecting the market and how the Portfolio was positioned to respond to them.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . 1    GLOSSARY OF TERMS  . . . . . . . . . . 5

FUND PERFORMANCE . . . . . . . . . 2    FUND FACTS AND HIGHLIGHTS. . . . . . . 6

PORTFOLIO MANAGER Q&A. . . . . . . 3    FINANCIAL STATEMENTS . . . . . . . . . 8
--------------------------------------------------------------------------------

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                       TOTAL RETURNS
                                                  ------------------------------------------------
                                                  THREE          SIX                 SINCE
AS OF APRIL 30, 1998                              MONTHS         MONTHS              INCEPTION*
--------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Service Treasury
   Money Market Fund                              1.26%          2.62%               3.99%

IBC U.S. Treasury
   & Repo Money Fund Average                      1.19%          2.41%               3.62%

Lipper Institutional U.S.
   Treasury Money Market Fund Average             1.27%          2.61%               3.94%


AS OF MARCH 31, 1998
--------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Service Treasury
   Money Market Fund                              1.28%          2.64%               3.56%

IBC U.S. Treasury
   & Repo Money Fund Average                      1.19%          2.40%               3.22%

Lipper Institutional U.S.
Treasury Money Market Fund Average                1.14%          2.38%               3.22%



*THE FUND COMMENCED OPERATIONS ON JULY 7, 1997 AND HAS PROVIDED A TOTAL RETURN OF 4.37% FROM THAT DATE THROUGH APRIL 30, 1998. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS IN THE TABLE ABOVE ARE CALCULATED FROM JULY 31, 1997, THE FIRST DATE WHEN DATA FOR THE FUND, ITS BENCHMARK, AND ITS LIPPER CATEGORY AVERAGE WERE ALL AVAILABLE.

PERFORMANCE OF THE IBC U.S. TREASURY & REPO MONEY FUND AVERAGE IS THAT OF AN AVERAGE OF FUNDS MANAGED SIMILARLY TO THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. IBC IS A NATIONALLY-RECOGNIZED SOURCE OF MONEY MARKET FUND DATA. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with ROBERT R. ("SKIP") JOHNSON, a member of the portfolio management team for the Treasury Money Market Portfolio, in which the fund invests. Prior to joining Morgan in 1988, he held senior positions with the Bank of Montreal and U.S. Steel. This interview was conducted on May 25, 1998 and reflects Skip's views on that date.

COULD YOU DESCRIBE THE ENVIRONMENT FOR SHORT-TERM FIXED-INCOME MARKETS DURING THE SIX-MONTH REPORTING PERIOD?

RRJ: Interest rates rose late in 1997 and have declined so far in 1998. Most of that decline was in January, as prices for short-term securities rallied strongly. Overall, rates have declined over 20 basis points on the very front end of the yield curve. More recently, rates have been stable, and investors have refocused on the intentions of the Federal Reserve.

WE'VE HEARD A LOT ABOUT ASIA IN THE FINANCIAL PRESS. HOW HAVE EVENTS IN ASIA AFFECTED YOUR MARKET?

RRJ: The consensus was that weaker economies and currencies in Asia would result in a drop off in demand for U.S. products, which would in turn slow down U.S. growth. If the Asian crisis had not occurred, many believe the Fed would have raised interest rates to accomplish the same thing. Even though inflation has been very well behaved, the Fed tries to anticipate inflation before it appears. And the Fed seems concerned over labor pressures and employment costs.

The other consequence the Asian turmoil had on the markets was the so called flight to quality. This triggered the rally we saw in January. Demand was strong for short-term Treasury securities during this period, and other domestic short-term securities followed.

YOU SAID RATES ARE CURRENTLY STABLE. HOW DOES THIS AFFECT THE WAY YOU MANAGE MONEY?

RRJ: When there's no immediate threat of Fed tightening, it usually allows us to extend the average maturity of the fund further out on the yield curve. Right now, however, the yield curve is very flat, and there's little or no reward for extending the portfolio's maturity.

FOR THE REPORTING PERIOD, THE FUND HAS OUTPERFORMED ITS PEERS, AS MEASURED BY THE IBC U.S. TREASURY & REPO MONEY FUND AVERAGE. HOW HAVE YOU MANAGED THE PORTFOLIO IN THE ENVIRONMENT YOU DESCRIBED ABOVE, AND WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?

RRJ: We maintained a barbell structure in the portfolio, with several 8-12 months Treasury securities balanced by overnight repurchase agreements. Continuing to emphasize the fully collateralizd repos certainly helped performance.

Another contributor to performance was the effective management of the portfolio's liquidity. We've been able to space out our maturity dates so that we don't have excess cash on hand at times when rates were not attractive. Conversely, we've been able to have cash ready when reinvestment rates were favorable.

THE U.S. TREASURY HAS STOPPED ISSUING THREE-YEAR NOTES. WILL THIS HAVE ANY SIGNIFICANT EFFECT ON THE MARKET OR THE FUND?

RRJ: It may have a slight effect, but not on the front end of the yield curve, which is where money market funds invest. In general, it reflects the budget surplus and the U.S. Government's reduced need for financing, which is resulting in a reduced supply of Treasury issuance in general.

WHAT IS YOUR OUTLOOK FOR THE UPCOMING MONTHS?

RRJ: The threat of Fed tightening at some point should eventually lead to rates moving up a bit, which will prevent us from extending the portfolio's average maturity too far. If we see continued strength in economy, concerns over Fed tightening will grow.

GLOSSARY OF TERMS


AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which results in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS


INVESTMENT OBJECTIVE
J.P. MorganInstitutional Service Treasury Money Market Fund seeks to provide current income, maintain a high level of liquidity and preserve capital. It is designed for investors who seek to preserve capital and earn current income from a portfolio of direct obligations of the U.S. Treasury and obligations of certain U.S. government agencies.


--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
7/7/97

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/98
$357,532,491

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 4/30/98
$559,078,767

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
SHORT-TERM CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
MONTHLY

--------------------------------------------------------------------------------
LONG-TERM CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/11/98


EXPENSE RATIO
The fund's current expense ratio of 0.35% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 1998

DAYS TO MATURITY
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

-    0-30 DAYS  80.8%

-    90+ DAYS   19.2%

AVERAGE 7-DAY YIELD
5.07%*


AVERAGE LIFE
56.25 days

*YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, THE AVERAGE 7-DAY CURRENT YIELD WOULD HAVE BEEN 4.79%.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORKSERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL CONTINUE TO DO SO.

Had expenses not been subsidized, returns would have been lower. The fund invests through a master portfolio(another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Treasury Money Market Portfolio
  ("Portfolio"), at value                          $359,299,596
Receivable for Expense Reimbursements                    29,886
Deferred Organization Expenses                            9,205
Prepaid Trustees' Fees                                    1,336
Prepaid Expenses and Other Assets                            75
                                                   ------------
    Total Assets                                    359,340,098
                                                   ------------
LIABILITIES
Dividends and Distributions Payable to
  Shareholders                                        1,617,333
Service Organization Fee Payable                         89,754
Registration Fee Payable                                 34,409
Shareholder Servicing Fee Payable                        17,951
Administrative Services Fee Payable                      11,023
Fund Services Fee Payable                                 2,189
Administration Fee Payable                                  543
Accrued Expenses                                         34,405
                                                   ------------
    Total Liabilities                                 1,807,607
                                                   ------------
NET ASSETS
Applicable to 357,533,675 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $357,532,491
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                               $1.00
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $357,533,675
Accumulated Net Realized Loss on Investment              (1,184)
                                                   ------------
    Net Assets                                     $357,532,491
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                      $6,936,594
Allocated Portfolio Expenses (Net of
  Reimbursement of $193,550)                                     (124,439)
                                                               ----------
    Net Investment Income Allocated from
      Portfolio                                                 6,812,155
FUND EXPENSES
Service Organization Fee                           $ 313,514
Shareholder Servicing Fee                             62,703
Administrative Services Fee                           36,690
Registration Fees                                     19,144
Transfer Agent Fees                                   11,055
Professional Fees                                      5,721
Fund Services Fee                                      3,976
Administration Fee                                     2,881
Amortization of Organization Expenses                  1,090
Trustees' Fees and Expenses                              250
Miscellaneous                                          9,539
                                                   ---------
    Total Fund Expenses                              466,563
Less: Reimbursement of Expenses                     (153,346)
                                                   ---------
NET FUND EXPENSES                                                 313,217
                                                               ----------
NET INVESTMENT INCOME                                           6,498,938
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                        (1,694)
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $6,497,244
                                                               ----------
                                                               ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE PERIOD
                                                     FOR THE SIX       JULY 7, 1997
                                                    MONTHS ENDED     (COMMENCEMENT OF
                                                   APRIL 30, 1998     OPERATIONS) TO
                                                     (UNAUDITED)     OCTOBER 31, 1997
                                                   ---------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     6,498,938   $       449,821
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                            (1,694)            1,037
                                                   ---------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         6,497,244           450,858
                                                   ---------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (6,498,938)         (449,821)
Net Realized Gain                                             (464)              (63)
                                                   ---------------   ----------------
    Total Distributions to Shareholders                 (6,499,402)         (449,884)
                                                   ---------------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold     2,899,515,548        69,740,321
Reinvestment of Dividends and Distributions                180,145            54,475
Cost of Shares of Beneficial Interest Redeemed      (2,578,143,681)      (33,813,133)
                                                   ---------------   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                              321,552,012        35,981,663
                                                   ---------------   ----------------
    Total Increase in Net Assets                       321,549,854        35,982,637
NET ASSETS
Beginning of Period                                     35,982,637                --
                                                   ---------------   ----------------
End of Period                                      $   357,532,491   $    35,982,637
                                                   ---------------   ----------------
                                                   ---------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                        FOR THE PERIOD
                                                       FOR THE           JULY 7, 1997
                                                   SIX MONTHS ENDED    (COMMENCEMENT OF
                                                    APRIL 30, 1998    OPERATIONS) THROUGH
                                                     (UNAUDITED)       OCTOBER 31, 1997
                                                   ----------------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $          1.00    $             1.00
                                                   ----------------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.0259                0.0169
Net Realized Gain (Loss) on Investment                     (0.0000)(a)             0.0000(a)
                                                   ----------------   -------------------
Total from Investment Operations                            0.0259                0.0169
                                                   ----------------   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (0.0259)              (0.0169)
Net Realized Gain                                          (0.0000)(a)            (0.0000)(a)
                                                   ----------------   -------------------
Total Distributions to Shareholders                        (0.0259)              (0.0169)
                                                   ----------------   -------------------

NET ASSET VALUE, END OF PERIOD                     $          1.00    $             1.00
                                                   ----------------   -------------------
                                                   ----------------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  2.62%(b)               1.71%(b)
Net Assets, End of Period (in thousands)           $       357,532    $           35,983
Ratios to Average Net Assets
  Expenses                                                    0.35%(c)               0.28%(c)
  Net Investment Income                                       5.18%(c)               5.29%(c)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.28%(c)               1.43%(c)

------------------------
(a) Less than $0.0001.

(b) Not annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J. P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Institutional Service Treasury Money Market Fund (the "fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on July 7, 1997. Prior to January 1, 1998 the trust's and the fund's names were The JPM Institutional Funds and The JPM Institutional Service Treasury Money Market Fund, respectively.

The fund invests all of its investable assets in The Treasury Money Market Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (64% at April 30, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, of the fund are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) The fund incurred organization expenses in the amount of $11,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J. P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

   f) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $2,881.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J. P. Morgan Funds (formerly The JPM Pierpont Funds) invest (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $36,690.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than the following respective percentages of average daily net assets of the fund for the periods indicated below:

November 1, 1997-November 30, 1997.........................      0.30%
December 1, 1997-May 31, 1998..............................      0.35%
June 1, 1998-November 30, 1998.............................      0.40%
December 1, 1998-February 28, 1999.........................      0.45%

      For the six months ended April 30, 1998, Morgan has agreed to reimburse the fund $153,346 for expenses under this agreement. The total operating expenses for the fund is a blended ratio which is based on reimbursements in effect for the six months ended April 30, 1998 and may not necessarily represent the actual amount incurred by the shareholder.

J. P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.05% of the average daily net assets of the fund. For the six months ended April 30, 1998, the fee for these services amounted to $62,703.

   d) The trust on behalf of the fund, has a Service Plan with respect to fund shares which authorizes it to compensate Service Organizations for providing account administration and other services to their customers who are beneficial owners of such shares. The fund will enter into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). The Service Agreements provide that the fund pay Service Organizations a fee which is computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the fund (0.20% of average daily net assets where Morgan acts as a Service Organization) with respect to the shares of the fund attributable to or held in the name of the Service Organization for its customers. For the six months ended April 30, 1998 the fee for these services amounted to $313,514. As of April 30, 1998 Morgan has not acted as a Service Organization.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $3,976 for the six months ended April 30, 1998.

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $800.

The Treasury Money Market Portfolio
Semi-annual Report April 30, 1998
(unaudited)
(The following pages should be read in conjunction with J.P. Morgan Institutional Service Treasury Money Market Fund
Semi-annual Financial Statements)

THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      YIELD TO
    AMOUNT                                                           MATURITY    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   DATE        RATE          VALUE
--------------    -------------------------------------------------  ---------   ---------   -------------
U.S. TREASURY OBLIGATIONS (40.6%)
$      46,000     United States Treasury Bills.....................     5/7/98      4.383%   $  45,971,250
       74,000     United States Treasury Bills.....................    5/14/98      4.215       73,901,128
       15,000     United States Treasury Notes.....................   10/31/98      4.750       14,952,183
        3,000     United States Treasury Notes.....................    8/15/98      5.875        3,001,892
        3,000     United States Treasury Notes.....................    8/31/98      6.125        3,003,294
        5,900     United States Treasury Notes.....................   10/31/98      5.875        5,907,128
       35,000     United States Treasury Notes.....................    1/31/99      5.875       35,106,835
       15,000     United States Treasury Notes.....................    2/28/99      6.875       15,036,393
       30,000     United States Treasury Notes.....................    4/30/99      6.375       30,249,305
                                                                                             -------------
                                                                                               227,129,408
                                                                                             -------------

REPURCHASE AGREEMENTS (59.3%)
       15,108     Goldman Sachs Repurchase Agreement, dated
                    4/30/98, at 5.52%, proceeds include interest
                    $15,110,317 (e)................................     5/1/98      5.520       15,108,000
      241,157     Goldman Sachs Repurchase Agreement, dated
                    4/30/98, at 5.35%, proceeds include interest
                    $241,192,839 (e)...............................     5/1/98      5.350      241,157,000
       25,000     Greenwich Repurchase Agreement, dated 4/30/98, at
                    5.50%, proceeds include interest $25,003,819
                    (collateralized by $50,283,000 U.S. Treasury
                    Strips 5.81% through 5.99%, due 5/15/08 through
                    5/15/13, valued at $25,501,644)................     5/1/98      5.500       25,000,000
       25,000     Merrill Lynch Repurchase Agreement, dated
                    4/30/98, at 5.45%, proceeds include interest
                    $25,003,784 (collateralized by $22,470,000 U.S.
                    Treasury Bonds 7.125%, due 2/15/23 valued at
                    $25,503,860)...................................     5/1/98      5.450       25,000,000
       25,000     State Street Repurchase Agreement, dated 4/30/98,
                    at 5.30%, proceeds include interest $25,003,381
                    (collateralized by $25,140,000 U.S. Treasury
                    Bonds 5.125%, due 12/31/98 valued at
                    $25,504,253)...................................     5/1/98      5.300       25,000,000
                                                                                             -------------
                      TOTAL REPURCHASE AGREEMENTS..................                            331,265,000
                                                                                             -------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.9%)...................     558,394,408
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)............................         684,359
                                                                                             -------------
                  NET ASSETS (100.0%).....................................................   $ 559,078,767
                                                                                             -------------
                                                                                             -------------

------------------------------
(e) Collateralized partially by:
TVDB $5,600,000, 6.00% through 8.25%, due 11/1/00 through 12/15/43
SLMA $2,735,000, 6.07% through 7.20%, due 5/19/00 through 2/14/02
FNMA $103,938,000, 4.88% through 9.40%, due 7/1/98 through 6/23/25
FMAC $54,510,000, 0.00% through 8.00%, due 5/8/98 through 7/12/21
FHLB $64,485,000, 0.00% through 9.25%, due 5/1/98 through 7/28/17
FCNT $24,355,000, 5.42% through 7.13%, due 8/4/98 through 12/3/07
Total Market Value $261,390,518

Abbreviations used in the Schedule of Investments are as follows:

FCNT-Federal Farm Credit Note, FHLB-Federal Home Loan Bank, FMAC-First Home Mortgage Acceptance Corp., FNMA-Federal National Mortgage Association, SLMA-Student Loan Marketing Association, TVDB-Tennesee Valley Authority Development Bank

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $227,129,408
Repurchase Agreements at Amortized Cost and Value   331,265,000
Cash                                                        651
Interest Receivable                                     784,683
Receivable for Expense Reimbursement                     60,098
Deferred Organization Expenses                           11,715
Prepaid Trustees' Fees                                    1,651
Prepaid Expenses and Other Assets                           156
                                                   ------------
    Total Assets                                    559,253,362
                                                   ------------
LIABILITIES
Advisory Fee Payable                                     99,858
Custody Fee Payable                                      22,687
Administrative Services Fee Payable                      15,194
Organization Expenses Payable                            11,500
Fund Services Fee Payable                                 2,716
Administration Fee Payable                                  627
Accrued Expenses                                         22,013
                                                   ------------
    Total Liabilities                                   174,595
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $559,078,767
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $10,787,683
EXPENSES
Advisory Fee                                       $ 389,864
Administrative Services Fee                           57,416
Custodian Fees and Expenses                           21,731
Professional Fees and Expenses                        16,511
Fund Services Fee                                      5,983
Administration Fee                                     2,853
Amortization of Organization Expenses                  1,388
Trustees' Fees and Expenses                              829
Miscellaneous                                          4,833
                                                   ---------
    Total Expenses                                   501,408
Less: Reimbursement of Expenses                     (311,744)
                                                   ---------
NET EXPENSES                                                       189,664
                                                               -----------
NET INVESTMENT INCOME                                           10,598,019
NET REALIZED LOSS ON INVESTMENTS                                    (6,813)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $10,591,206
                                                               -----------
                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD
                                                     FOR THE SIX        JULY 7, 1997
                                                    MONTHS ENDED      (COMMENCEMENT OF
                                                   APRIL 30, 1998    OPERATIONS) THROUGH
                                                     (UNAUDITED)      OCTOBER 31, 1997
                                                   ---------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    10,598,019   $        1,356,330
Net Realized Gain (Loss) on Investments                     (6,813)               3,337
                                                   ---------------   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                        10,591,206            1,359,667
                                                   ---------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        3,699,381,143          154,888,508
Withdrawals                                         (3,267,997,582)         (39,144,175)
                                                   ---------------   -------------------
    Net Increase from Investors' Transactions          431,383,561          115,744,333
                                                   ---------------   -------------------
    Total Increase in Net Assets                       441,974,767          117,104,000
NET ASSETS
Beginning of Period                                    117,104,000                   --
                                                   ---------------   -------------------
End of Period                                      $   559,078,767   $      117,104,000
                                                   ---------------   -------------------
                                                   ---------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                              FOR THE PERIOD
                                                         FOR THE               JULY 7, 1997
                                                    SIX MONTHS ENDED         (COMMENCEMENT OF
                                                     APRIL 30, 1998         OPERATIONS) THROUGH
                                                       (UNAUDITED)           OCTOBER 31, 1997
                                                   -------------------   -------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                       0.10%(a)         0.04%(a)
  Net Investment Income                                          5.42%(a)         5.52%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                        0.16%(a)         0.48%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Treasury Money Market Portfolio (the "portfolio") is one of two subtrusts ("portfolios") comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The portfolio commenced operations on July 7, 1997. The portfolio's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

   d) The portfolio incurred organization expenses in the amount of $14,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the Agreement, the portfolio pays Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended April 30, 1998, such fees amounted to $389,864.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $2,853.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $57,416.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio, including the expenses allocated to the fund from the portfolio, at no more than the following respective percentages of average daily net assets of the portfolio for the periods indicated below:

November 1, 1997-November 30, 1997.........................      0.05%
December 1, 1997-May 31, 1998..............................      0.10%
June 1, 1998-November 30, 1998.............................      0.15%
December 1, 1998-February 28, 1999.........................      0.20%

      For the six months ended April 30, 1998, Morgan has agreed to reimburse the portfolio $311,744 for expenses under this agreement. The total operating expenses for the Fund is a blended ratio which is based on reimbursements in effect for the six months ended April 30, 1998 and may not necessarily represent the actual amount incurred by the shareholder.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $5,983 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds (formerly The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,300.

J.P. MORGAN INSTITUTIONAL SERVICE MONEY MARKET FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND


FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800)766-7722.


J.P. MORGAN INSTITUTIONAL
SERVICE TREASURY MONEY MARKET FUND


SEMI-ANNUAL REPORT
APRIL 30, 1998